UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS Equity 500 Index VIP
	Shares	Value ($)
Common Stocks 98.1%
Consumer Discretionary 11.8%
Auto Components 0.4%
BorgWarner, Inc. (a)	8,284	509,217
Delphi Automotive PLC	10,061	682,739
Goodyear Tire & Rubber Co. (a)	8,844	231,094
Johnson Controls, Inc.	23,943	1,132,983

		2,556,033
Automobiles 0.7%
Ford Motor Co.	142,200	2,218,320
General Motors Co.	47,010	1,618,084
Harley-Davidson, Inc.	7,936	528,617

		4,365,021
Distributors 0.1%
Genuine Parts Co.	5,581	484,710
Diversified Consumer Services 0.1%
Graham Holdings Co. "B"	152	106,970
H&R Block, Inc.	9,906	299,062

		406,032
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	15,769	597,014
Chipotle Mexican Grill, Inc.*	1,115	633,376
Darden Restaurants, Inc. (a)	4,654	236,237
International Game Technology	9,154	128,705
Marriott International, Inc. "A"	7,984	447,264
McDonald's Corp.	35,703	3,499,965
Starbucks Corp.	27,263	2,000,559
Starwood Hotels & Resorts Worldwide, Inc.	6,877	547,409
Wyndham Worldwide Corp.	4,637	339,568
Wynn Resorts Ltd.	2,912	646,901
Yum! Brands, Inc.	15,977	1,204,506

		10,281,504
Household Durables 0.4%
D.R. Horton, Inc. (a)	10,337	223,796
Garmin Ltd. (a)	4,433	244,968
Harman International Industries, Inc.	2,436	259,190
Leggett & Platt, Inc. (a)	4,843	158,075
Lennar Corp. "A" (a)	6,366	252,221
Mohawk Industries, Inc.*	2,204	299,700
Newell Rubbermaid, Inc.	10,109	302,259
PulteGroup, Inc.	12,441	238,743
Whirlpool Corp.	2,797	418,040

		2,396,992
Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	13,414	4,514,079
Expedia, Inc. (a)	3,690	267,525
Netflix, Inc.*	2,167	762,849
Priceline.com, Inc.*	1,879	2,239,562
TripAdvisor, Inc.* (a)	4,002	362,541

		8,146,556
Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	4,232	235,384
Mattel, Inc.	12,358	495,679

		731,063
Media 3.5%
Cablevision Systems Corp. (New York Group) "A"	7,943	133,998
CBS Corp. "B"	19,899	1,229,758
Comcast Corp. "A"	93,982	4,700,980
DIRECTV*	17,082	1,305,406
Discovery Communications, Inc. "A"*	8,021	663,337
Gannett Co., Inc.	8,162	225,271
Interpublic Group of Companies, Inc.	15,519	265,996
News Corp. "A"*	17,959	309,254
Omnicom Group, Inc.	9,271	673,075
Scripps Networks Interactive, Inc. "A"	3,992	303,033
Time Warner Cable, Inc.	10,005	1,372,486
Time Warner, Inc.	32,180	2,102,319
Twenty-First Century Fox, Inc. "A"	69,972	2,237,005
Viacom, Inc. "B"	14,371	1,221,391
Walt Disney Co.	58,746	4,703,792

		21,447,101
Multiline Retail 0.6%
Dollar General Corp.*	10,618	589,087
Dollar Tree, Inc.*	7,453	388,898
Family Dollar Stores, Inc.	3,449	200,076
Kohl's Corp. (a)	7,272	413,050
Macy's, Inc.	13,307	788,972
Nordstrom, Inc.	5,087	317,683
Target Corp.	22,830	1,381,443

		4,079,209
Specialty Retail 2.1%
AutoNation, Inc.*	2,260	120,300
AutoZone, Inc.* (a)	1,217	653,651
Bed Bath & Beyond, Inc.* (a)	7,689	529,003
Best Buy Co., Inc. (a)	9,705	256,309
CarMax, Inc.*	7,976	373,277
GameStop Corp. "A" (a)	4,157	170,853
Home Depot, Inc.	50,790	4,019,013
L Brands, Inc.	8,888	504,572
Lowe's Companies, Inc.	37,723	1,844,655
O'Reilly Automotive, Inc.*	3,822	567,146
PetSmart, Inc.	3,731	257,028
Ross Stores, Inc.	7,768	555,800
Staples, Inc. (a)	23,161	262,646
The Gap, Inc.	9,604	384,736
Tiffany & Co.	3,925	338,139
TJX Companies, Inc.	25,677	1,557,310
Tractor Supply Co.	5,043	356,187
Urban Outfitters, Inc.*	3,963	144,531

		12,895,156
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	9,960	494,614
Fossil Group, Inc.*	1,738	202,668
Michael Kors Holdings Ltd.*	6,472	603,643
NIKE, Inc. "B"	26,825	1,981,294
PVH Corp.	2,951	368,196
Ralph Lauren Corp.	2,159	347,448
VF Corp.	12,712	786,619

		4,784,482
Consumer Staples 9.5%
Beverages 2.1%
Beam, Inc.	6,029	502,216
Brown-Forman Corp. "B"	5,861	525,673
Coca-Cola Co.	136,634	5,282,270
Coca-Cola Enterprises, Inc.	8,552	408,444
Constellation Brands, Inc. "A"*	5,983	508,375
Dr. Pepper Snapple Group, Inc.	7,074	385,250
Molson Coors Brewing Co. "B"	5,696	335,267
Monster Beverage Corp.*	4,820	334,749
PepsiCo, Inc.	54,907	4,584,734

		12,866,978
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	15,867	1,772,027
CVS Caremark Corp.	42,650	3,192,779
Kroger Co.	18,645	813,854
Safeway, Inc.	8,317	307,230
Sysco Corp. (a)	21,000	758,730
Wal-Mart Stores, Inc.	58,341	4,459,003
Walgreen Co.	31,527	2,081,728
Whole Foods Market, Inc.	13,423	680,680

		14,066,031
Food Products 1.6%
Archer-Daniels-Midland Co.	23,753	1,030,643
Campbell Soup Co. (a)	6,524	292,797
ConAgra Foods, Inc.	15,069	467,591
General Mills, Inc.	22,560	1,169,059
Hormel Foods Corp.	4,763	234,673
Kellogg Co.	9,256	580,444
Keurig Green Mountain, Inc.	4,658	491,838
Kraft Foods Group, Inc.	21,534	1,208,058
McCormick & Co., Inc.	4,731	339,402
Mead Johnson Nutrition Co.	7,256	603,264
Mondelez International, Inc. "A"	61,357	2,119,884
The Hershey Co. (a)	5,442	568,145
The JM Smucker Co.	3,693	359,107
Tyson Foods, Inc. "A"	9,606	422,760

		9,887,665
Household Products 1.9%
Clorox Co. (a)	4,694	413,119
Colgate-Palmolive Co.	31,508	2,043,924
Kimberly-Clark Corp.	13,694	1,509,763
Procter & Gamble Co.	97,761	7,879,537

		11,846,343
Personal Products 0.2%
Avon Products, Inc.	15,571	227,959
Estee Lauder Companies, Inc. "A"	9,228	617,169

		845,128
Tobacco 1.4%
Altria Group, Inc.	71,889	2,690,805
Lorillard, Inc.	13,069	706,771
Philip Morris International, Inc.	57,153	4,679,116
Reynolds American, Inc.	11,242	600,548

		8,677,240
Energy 10.0%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	15,769	1,025,300
Cameron International Corp.*	7,767	479,768
Diamond Offshore Drilling, Inc. (a)	2,510	122,388
Ensco PLC "A"	8,317	438,971
FMC Technologies, Inc.*	8,570	448,125
Halliburton Co.	30,685	1,807,040
Helmerich & Payne, Inc.	3,875	416,795
Nabors Industries Ltd.	9,328	229,935
National Oilwell Varco, Inc.	15,455	1,203,481
Noble Corp. PLC	9,177	300,455
Rowan Companies PLC "A"*	4,599	154,894
Schlumberger Ltd.	47,132	4,595,370
Transocean Ltd. (a)	12,356	510,797

		11,733,319
Oil, Gas & Consumable Fuels 8.1%
Anadarko Petroleum Corp.	18,168	1,539,920
Apache Corp.	14,241	1,181,291
Cabot Oil & Gas Corp.	15,316	518,906
Chesapeake Energy Corp. (a)	18,108	463,927
Chevron Corp.	68,839	8,185,645
ConocoPhillips	44,218	3,110,736
CONSOL Energy, Inc.	8,298	331,505
Denbury Resources, Inc.	12,854	210,806
Devon Energy Corp.	13,803	923,835
EOG Resources, Inc.	9,851	1,932,471
EQT Corp.	5,409	524,511
Exxon Mobil Corp.	155,817	15,220,205
Hess Corp.	9,866	817,694
Kinder Morgan, Inc.	24,157	784,861
Marathon Oil Corp.	25,152	893,399
Marathon Petroleum Corp.	10,623	924,626
Murphy Oil Corp.	6,219	390,926
Newfield Exploration Co.*	4,778	149,838
Noble Energy, Inc.	12,984	922,383
Occidental Petroleum Corp.	28,664	2,731,393
ONEOK, Inc.	7,563	448,108
Peabody Energy Corp.	10,016	163,661
Phillips 66	21,192	1,633,055
Pioneer Natural Resources Co.	5,154	964,520
QEP Resources, Inc.	6,325	186,208
Range Resources Corp.	5,866	486,702
Southwestern Energy Co.*	12,747	586,489
Spectra Energy Corp.	24,190	893,579
Tesoro Corp.	4,756	240,606
Valero Energy Corp.	19,204	1,019,732
Williams Companies, Inc.	24,686	1,001,758

		49,383,296
Financials 16.1%
Capital Markets 2.1%
Ameriprise Financial, Inc.	6,841	752,989
Bank of New York Mellon Corp.	40,836	1,441,102
BlackRock, Inc.	4,516	1,420,192
Charles Schwab Corp.	42,018	1,148,352
E*TRADE Financial Corp.*	10,481	241,273
Franklin Resources, Inc.	14,493	785,231
Invesco Ltd.	15,586	576,682
Legg Mason, Inc. (a)	3,707	181,791
Morgan Stanley	50,609	1,577,483
Northern Trust Corp.	8,915	584,467
State Street Corp.	15,525	1,079,764
T. Rowe Price Group, Inc.	9,401	774,172
The Goldman Sachs Group, Inc.	15,158	2,483,638

		13,047,136
Commercial Banks 6.2%
Bank of America Corp.	381,032	6,553,751
BB&T Corp.	25,554	1,026,504
Citigroup, Inc.	109,469	5,210,724
Comerica, Inc.	6,603	342,035
Fifth Third Bancorp.	30,777	706,332
Huntington Bancshares, Inc.	30,027	299,369
JPMorgan Chase & Co.	136,521	8,288,190
KeyCorp	31,970	455,253
M&T Bank Corp. (a)	4,725	573,143
PNC Financial Services Group, Inc.	19,262	1,675,794
Regions Financial Corp.	51,318	570,143
SunTrust Banks, Inc.	19,298	767,868
U.S. Bancorp.	65,726	2,817,016
Wells Fargo & Co.	172,634	8,586,815
Zions Bancorp.	6,698	207,504

		38,080,441
Consumer Finance 1.0%
American Express Co.	32,949	2,966,399
Capital One Financial Corp.	20,658	1,593,971
Discover Financial Services	16,989	988,590
SLM Corp.	15,428	377,677

		5,926,637
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc. "B"*	64,894	8,109,803
CME Group, Inc.	11,377	842,012
IntercontinentalExchange Group, Inc.	4,145	820,006
Leucadia National Corp.	11,141	311,948
McGraw Hill Financial, Inc.	9,770	745,451
Moody's Corp.	6,784	538,107
The NASDAQ OMX Group, Inc.	4,281	158,140

		11,525,467
Insurance 2.8%
ACE Ltd.	12,140	1,202,588
Aflac, Inc.	16,441	1,036,441
Allstate Corp.	16,122	912,183
American International Group, Inc.	52,783	2,639,678
Aon PLC	10,859	915,196
Assurant, Inc.	2,549	165,583
Chubb Corp.	8,860	791,198
Cincinnati Financial Corp.	5,255	255,708
Genworth Financial, Inc. "A"*	18,138	321,587
Hartford Financial Services Group, Inc.	16,080	567,142
Lincoln National Corp.	9,571	484,963
Loews Corp.	11,099	488,911
Marsh & McLennan Companies, Inc.	19,780	975,154
MetLife, Inc.	40,504	2,138,611
Principal Financial Group, Inc.	9,820	451,622
Progressive Corp.	19,610	474,954
Prudential Financial, Inc.	16,689	1,412,724
The Travelers Companies, Inc.	12,703	1,081,025
Torchmark Corp.	3,208	252,470
Unum Group	9,430	332,973
XL Group PLC	9,854	307,937

		17,208,648
Real Estate Investment Trusts 2.0%
American Tower Corp. (REIT)	14,249	1,166,566
Apartment Investment & Management Co. "A" (REIT)	5,289	159,834
AvalonBay Communities, Inc. (REIT)	4,378	574,919
Boston Properties, Inc. (REIT)	5,512	631,289
Crown Castle International Corp. (REIT)	12,054	889,344
Equity Residential (REIT)	12,092	701,215
General Growth Properties, Inc. (REIT)	18,831	414,282
HCP, Inc. (REIT)	16,430	637,320
Health Care REIT, Inc. (REIT)	10,400	619,840
Host Hotels & Resorts, Inc. (REIT) (a)	27,456	555,709
Kimco Realty Corp. (REIT)	14,838	324,655
Plum Creek Timber Co., Inc. (REIT)	6,438	270,654
Prologis, Inc. (REIT)	18,012	735,430
Public Storage (REIT)	5,224	880,192
Simon Property Group, Inc. (REIT)	11,348	1,861,072
The Macerich Co. (REIT)	5,016	312,647
Ventas, Inc. (REIT)	10,568	640,104
Vornado Realty Trust (REIT)	6,265	617,478
Weyerhaeuser Co. (REIT)	20,982	615,822

		12,608,372
Real Estate Management & Development 0.0%
CBRE Group, Inc. "A"*	10,175	279,100
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	16,672	163,886
People's United Financial, Inc. (a)	11,266	167,525

		331,411
Health Care 13.1%
Biotechnology 2.3%
Alexion Pharmaceuticals, Inc.*	7,112	1,081,949
Amgen, Inc.	27,223	3,357,685
Biogen Idec, Inc.*	8,524	2,607,236
Celgene Corp.*	14,640	2,043,744
Gilead Sciences, Inc.*	55,468	3,930,462
Regeneron Pharmaceuticals, Inc.*	2,840	852,795
Vertex Pharmaceuticals, Inc.*	8,552	604,797

		14,478,668
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	55,643	2,142,812
Baxter International, Inc.	19,591	1,441,506
Becton, Dickinson & Co.	6,979	817,101
Boston Scientific Corp.*	47,781	645,999
C.R. Bard, Inc.	2,815	416,564
CareFusion Corp.*	7,432	298,915
Covidien PLC	16,263	1,197,933
DENTSPLY International, Inc.	5,098	234,712
Edwards Lifesciences Corp.*	3,872	287,186
Intuitive Surgical, Inc.*	1,370	600,046
Medtronic, Inc.	36,091	2,221,040
St. Jude Medical, Inc.	10,245	669,921
Stryker Corp.	10,642	867,004
Varian Medical Systems, Inc.* (a)	3,695	310,343
Zimmer Holdings, Inc.	6,118	578,640

		12,729,722
Health Care Providers & Services 2.1%
Aetna, Inc.	13,089	981,282
AmerisourceBergen Corp.	8,260	541,773
Cardinal Health, Inc.	12,357	864,743
Cigna Corp.	9,870	826,415
DaVita HealthCare Partners, Inc.*	6,324	435,407
Express Scripts Holding Co.*	27,991	2,101,844
Humana, Inc.	5,559	626,611
Laboratory Corp. of America Holdings*	3,043	298,853
McKesson Corp.	8,301	1,465,708
Patterson Companies, Inc.	2,906	121,355
Quest Diagnostics, Inc. (a)	5,226	302,690
Tenet Healthcare Corp.*	3,584	153,431
UnitedHealth Group, Inc.	35,675	2,924,993
WellPoint, Inc.	10,192	1,014,614

		12,659,719
Health Care Technology 0.1%
Cerner Corp.*	10,630	597,938
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	12,107	677,023
PerkinElmer, Inc.	3,988	179,699
Thermo Fisher Scientific, Inc.	14,141	1,700,314
Waters Corp.*	3,034	328,916

		2,885,952
Pharmaceuticals 6.0%
AbbVie, Inc.	57,282	2,944,295
Actavis PLC*	6,283	1,293,356
Allergan, Inc.	10,763	1,335,688
Bristol-Myers Squibb Co.	59,280	3,079,596
Eli Lilly & Co.	35,531	2,091,355
Forest Laboratories, Inc.*	8,567	790,477
Hospira, Inc.*	6,071	262,571
Johnson & Johnson	101,992	10,018,674
Merck & Co., Inc.	106,037	6,019,720
Mylan, Inc.* (a)	13,415	655,054
Perrigo Co. PLC	4,807	743,451
Pfizer, Inc.	230,142	7,392,161
Zoetis, Inc.	18,190	526,419

		37,152,817
Industrials 10.4%
Aerospace & Defense 2.7%
Boeing Co.	24,661	3,094,709
General Dynamics Corp.	11,727	1,277,305
Honeywell International, Inc.	28,266	2,621,954
L-3 Communications Holdings, Inc.	3,102	366,501
Lockheed Martin Corp.	9,739	1,589,794
Northrop Grumman Corp.	7,820	964,832
Precision Castparts Corp.	5,236	1,323,451
Raytheon Co.	11,344	1,120,674
Rockwell Collins, Inc.	4,928	392,614
Textron, Inc.	10,183	400,090
United Technologies Corp.	30,350	3,546,094

		16,698,018
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc. (a)	5,268	275,991
Expeditors International of Washington, Inc.	7,259	287,674
FedEx Corp.	10,017	1,327,854
United Parcel Service, Inc. "B"	25,654	2,498,186

		4,389,705
Airlines 0.3%
Delta Air Lines, Inc.	30,623	1,061,087
Southwest Airlines Co.	25,395	599,576

		1,660,663
Building Products 0.1%
Allegion PLC	3,189	166,370
Masco Corp.	12,787	283,999

		450,369
Commercial Services & Supplies 0.4%
ADT Corp. (a)	6,617	198,179
Cintas Corp.	3,579	213,344
Iron Mountain, Inc.	6,047	166,716
Pitney Bowes, Inc. (a)	7,264	188,791
Republic Services, Inc.	9,643	329,405
Stericycle, Inc.*	3,067	348,473
Tyco International Ltd.	16,631	705,154
Waste Management, Inc.	15,622	657,218

		2,807,280
Construction & Engineering 0.2%
Fluor Corp.	5,802	450,989
Jacobs Engineering Group, Inc.*	4,723	299,911
Quanta Services, Inc.*	7,808	288,115

		1,039,015
Electrical Equipment 0.7%
AMETEK, Inc.	8,837	455,017
Eaton Corp. PLC	17,144	1,287,857
Emerson Electric Co.	25,375	1,695,050
Rockwell Automation, Inc.	4,998	622,501
Roper Industries, Inc.	3,560	475,296

		4,535,721
Industrial Conglomerates 2.3%
3M Co.	22,703	3,079,889
Danaher Corp.	21,675	1,625,625
General Electric Co.	361,703	9,364,491

		14,070,005
Machinery 1.7%
Caterpillar, Inc.	23,000	2,285,510
Cummins, Inc.	6,264	933,273
Deere & Co.	13,334	1,210,727
Dover Corp.	6,098	498,511
Flowserve Corp.	4,925	385,824
Illinois Tool Works, Inc.	14,108	1,147,404
Ingersoll-Rand PLC	9,336	534,393
Joy Global, Inc. (a)	3,622	210,076
PACCAR, Inc.	12,781	861,951
Pall Corp.	3,974	355,554
Parker Hannifin Corp.	5,369	642,723
Pentair Ltd. (Registered)	7,128	565,536
Snap-on, Inc.	2,088	236,946
Stanley Black & Decker, Inc.	5,654	459,331
Xylem, Inc.	6,546	238,405

		10,566,164
Professional Services 0.2%
Dun & Bradstreet Corp. (a)	1,395	138,593
Equifax, Inc.	4,428	301,237
Nielsen Holdings NV	10,356	462,188
Robert Half International, Inc.	4,950	207,653

		1,109,671
Road & Rail 0.9%
CSX Corp. (a)	36,385	1,054,074
Kansas City Southern	3,929	400,994
Norfolk Southern Corp.	11,179	1,086,263
Ryder System, Inc.	1,878	150,090
Union Pacific Corp.	16,417	3,080,814

		5,772,235
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	9,909	488,712
W.W. Grainger, Inc. (a)	2,210	558,378

		1,047,090
Information Technology 18.3%
Communications Equipment 1.7%
Cisco Systems, Inc.	185,754	4,162,747
F5 Networks, Inc.*	2,711	289,074
Harris Corp.	3,838	280,788
Juniper Networks, Inc.*	18,040	464,710
Motorola Solutions, Inc.	8,164	524,864
QUALCOMM, Inc.	60,981	4,808,962

		10,531,145
Computers & Peripherals 3.9%
Apple, Inc.	32,164	17,263,705
EMC Corp.	73,059	2,002,547
Hewlett-Packard Co.	68,343	2,211,580
NetApp, Inc.	11,959	441,287
SanDisk Corp.	8,102	657,801
Seagate Technology PLC	11,936	670,326
Western Digital Corp.	7,589	696,822

		23,944,068
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A"	5,673	519,930
Corning, Inc.	50,207	1,045,310
FLIR Systems, Inc.	5,138	184,968
Jabil Circuit, Inc.	6,864	123,552
TE Connectivity Ltd.	14,804	891,349

		2,765,109
Internet Software & Services 3.1%
Akamai Technologies, Inc.*	6,440	374,873
eBay, Inc.*	42,021	2,321,240
Facebook, Inc. "A"*	61,603	3,710,965
Google, Inc. "A"*	10,179	11,344,597
VeriSign, Inc.* (a)	4,465	240,708
Yahoo!, Inc.*	33,860	1,215,574

		19,207,957
IT Services 3.5%
Accenture PLC "A"	22,969	1,831,089
Alliance Data Systems Corp.*	1,919	522,831
Automatic Data Processing, Inc.	17,386	1,343,242
Cognizant Technology Solutions Corp. "A"*	21,909	1,108,814
Computer Sciences Corp.	5,301	322,407
Fidelity National Information Services, Inc.	10,446	558,339
Fiserv, Inc.*	9,211	522,172
International Business Machines Corp.	35,294	6,793,742
MasterCard, Inc. "A"	36,796	2,748,661
Paychex, Inc. (a)	11,693	498,122
Teradata Corp.*	5,647	277,776
Total System Services, Inc.	5,802	176,439
Visa, Inc. "A"	18,278	3,945,489
Western Union Co.	19,744	323,012
Xerox Corp.	40,176	453,989

		21,426,124
Semiconductors & Semiconductor Equipment 2.1%
Altera Corp.	11,412	413,571
Analog Devices, Inc.	11,368	604,095
Applied Materials, Inc.	43,537	889,025
Broadcom Corp. "A"	19,763	622,139
First Solar, Inc.* (a)	2,554	178,244
Intel Corp.	179,321	4,628,275
KLA-Tencor Corp.	5,978	413,319
Lam Research Corp.*	5,892	324,060
Linear Technology Corp.	8,449	411,382
LSI Corp.	19,809	219,286
Microchip Technology, Inc. (a)	7,146	341,293
Micron Technology, Inc.*	38,053	900,334
NVIDIA Corp. (a)	20,037	358,863
Texas Instruments, Inc.	39,164	1,846,582
Xilinx, Inc.	9,711	527,016

		12,677,484
Software 3.5%
Adobe Systems, Inc.*	16,756	1,101,539
Autodesk, Inc.*	8,157	401,161
CA, Inc.	11,509	356,434
Citrix Systems, Inc.*	6,629	380,704
Electronic Arts, Inc.*	11,121	322,620
Intuit, Inc.	10,227	794,945
Microsoft Corp.	272,385	11,165,061
Oracle Corp.	124,874	5,108,595
Red Hat, Inc.*	6,907	365,933
Salesforce.com, Inc.* (a)	20,292	1,158,470
Symantec Corp.	24,838	496,015

		21,651,477
Materials 3.5%
Chemicals 2.6%
Air Products & Chemicals, Inc.	7,636	908,989
Airgas, Inc.	2,441	259,991
CF Industries Holdings, Inc.	2,001	521,541
Dow Chemical Co.	43,843	2,130,331
E.I. du Pont de Nemours & Co.	33,432	2,243,287
Eastman Chemical Co.	5,447	469,586
Ecolab, Inc.	9,769	1,054,954
FMC Corp.	4,834	370,091
International Flavors & Fragrances, Inc.	2,913	278,687
LyondellBasell Industries NV "A"	15,572	1,384,974
Monsanto Co.	18,928	2,153,439
PPG Industries, Inc.	4,999	967,106
Praxair, Inc.	10,605	1,388,937
Sigma-Aldrich Corp.	4,301	401,627
The Mosaic Co.	12,207	610,350
The Sherwin-Williams Co.	3,076	606,372

		15,750,262
Construction Materials 0.1%
Vulcan Materials Co.	4,675	310,654
Containers & Packaging 0.2%
Avery Dennison Corp.	3,459	175,267
Ball Corp.	5,086	278,764
Bemis Co., Inc.	3,665	143,815
MeadWestvaco Corp.	6,186	232,841
Owens-Illinois, Inc.*	5,938	200,882
Sealed Air Corp.	7,023	230,846

		1,262,415
Metals & Mining 0.5%
Alcoa, Inc.	38,783	499,137
Allegheny Technologies, Inc. (a)	3,892	146,651
Cliffs Natural Resources, Inc. (a)	5,594	114,453
Freeport-McMoRan Copper & Gold, Inc.	37,414	1,237,281
Newmont Mining Corp.	17,835	418,052
Nucor Corp.	11,574	584,950
United States Steel Corp. (a)	5,334	147,272

		3,147,796
Paper & Forest Products 0.1%
International Paper Co.	15,836	726,556
Telecommunication Services 2.4%
Diversified Telecommunication Services
AT&T, Inc.	187,704	6,582,779
CenturyLink, Inc. (a)	20,837	684,287
Frontier Communications Corp. (a)	36,959	210,666
Verizon Communications, Inc.	149,309	7,102,629
Windstream Holdings, Inc. (a)	21,323	175,702

		14,756,063
Utilities 3.0%
Electric Utilities 1.7%
American Electric Power Co., Inc.	17,614	892,325
Duke Energy Corp.	25,507	1,816,609
Edison International	11,846	670,602
Entergy Corp.	6,387	426,971
Exelon Corp.	30,944	1,038,481
FirstEnergy Corp.	15,113	514,295
NextEra Energy, Inc.	15,739	1,504,963
Northeast Utilities	11,338	515,879
Pepco Holdings, Inc.	8,977	183,849
Pinnacle West Capital Corp.	3,907	213,557
PPL Corp.	22,781	754,962
Southern Co.	31,990	1,405,641
Xcel Energy, Inc.	17,912	543,808

		10,481,942
Gas Utilities 0.0%
AGL Resources, Inc.	4,196	205,436
Independent Power Producers & Energy Traders 0.1%
AES Corp.	23,709	338,564
NRG Energy, Inc.	11,871	377,498

		716,062
Multi-Utilities 1.2%
Ameren Corp.	8,664	356,957
CenterPoint Energy, Inc.	15,285	362,102
CMS Energy Corp.	9,742	285,246
Consolidated Edison, Inc.	10,657	571,748
Dominion Resources, Inc.	20,995	1,490,435
DTE Energy Co.	6,416	476,644
Integrys Energy Group, Inc. (a)	2,820	168,213
NiSource, Inc.	11,395	404,864
PG&E Corp.	16,419	709,301
Public Service Enterprise Group, Inc.	18,162	692,699
SCANA Corp.	5,148	264,195
Sempra Energy	8,191	792,561
TECO Energy, Inc.	7,380	126,567
Wisconsin Energy Corp.	8,174	380,500

		7,082,032

Total Common Stocks (Cost $375,691,328)		602,180,405

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.05% **, 4/10/2014 (b)	35,000	35,000
0.05% **, 4/10/2014 (b)	625,000	624,997

Total Government & Agency Obligations (Cost $659,849)		659,997

	Shares	Value ($)
Securities Lending Collateral 2.5%
Daily Assets Fund Institutional, 0.07% (c) (d) (Cost $15,025,829)	15,025,829	15,025,829
Cash Equivalents 1.7%
Central Cash Management Fund, 0.05% (c) (Cost $10,545,457)	10,545,457	10,545,457

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $401,922,463) †	102.4	628,411,688
Other Assets and Liabilities, Net	(2.4)	(14,702,201)

Net Assets	100.0	613,709,487

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $414,812,000.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $213,599,688.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $237,766,645 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,166,957.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $14,796,004, which is 2.4% of net assets.

(b)	At March 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At March 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	6/20/2014	128	11,933,440	54,683

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$602,180,405	$—	$—	$602,180,405
Government & Agency Obligation	—	659,997	—	659,997
Short-Term Investments(e)	25,571,286	—	—	25,571,286
Derivatives(f)
Futures Contacts	$54,683	$—	$—	$54,683
Total	$627,806,374	$659,997	$—	$628,466,371

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$54,683

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2014